Bank Loans (Tables)	3 Months Ended
Mar. 31, 2019
Bank Loans
Schedule of short-term bank loan
	March 31,	December 31,
	2019	2018
Cathay United Bank	$243,000	$245,250
CTBC Bank	648,000	654,000
Cathay Bnak	1,000,000	-
Total	$1,891,000	$899,250

Schedule of long-term bank loan
	March 31,	December 31,
	2019	2018
Cathay United Bank	$45,076	$55,092
Less: current portion of long-term bank loan	(39,688)	(39,835)
Total	$5,388	$15,257